Capital Stock and Changes in Capital Accounts, Series C Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Feb. 21, 2024	Oct. 17, 2023	Mar. 07, 2023	Apr. 15, 2022	Nov. 29, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 14, 2021
Preferred Stock [Abstract]
Threshold beneficial ownership percentage						49.00%
Preferred stock, shares issued (in shares)						533,136	520,459
Preferred stock, shares outstanding (in shares)						533,136	520,459
Preferred stock, par value (in dollars per share)					$ 0.01	$ 0.01	$ 0.01
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference (in dollars per share)						$ 1,000
Preferred stock, dividend rate						8.00%
Consecutive trading day period						10 days
Preferred stock, shares issued (in shares)						8,853	5,521
Preferred stock, shares outstanding (in shares)						8,853	5,521
Preferred stock, par value (in dollars per share)						$ 0.01	$ 0.01
Series C Preferred Stock [Member] | Equity Incentive Plan 2021 [Member]
Preferred Stock [Abstract]
Awards granted (in shares)			3,332	1,982		3,332	3,332	1,982
Unvested awards outstanding (in shares)						4,998	4,323
Series C Preferred Stock [Member] | DSI [Member]
Preferred Stock [Abstract]
Shares redeemed (in shares)		9,793
Share issued during period (in shares)					10,000
Fair value of stock issued									$ 7,570
Series C Preferred Stock [Member] | Maximum [Member]
Preferred Stock [Abstract]
Preferred stock, conversion price (in dollars per share)						$ 1,300
Series C Preferred Stock [Member] | Restricted Stock [Member] | Equity Incentive Plan 2021 [Member]
Preferred Stock [Abstract]
Awards granted (in shares)	3,332